Leases (Details) ¥ in Thousands			12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 28, 2024 JPY (¥)	Mar. 31, 2024 USD ($)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 USD ($)	Dec. 14, 2023 JPY (¥)
Leases [Line Items]
Borrowing rate			6.68%
Consideration amount (in Yen) | ¥								¥ 430,000
Rental amount (in Yen) | ¥		¥ 1,750
Gain on disposal of the building and land (in Dollars) | $	$ 731,638		$ 731,638	[1]		[1]
Operating lease expenses (in Dollars) | $			$ 1,978,211		$ 2,126,918		$ 2,602,514
Japan [Member]
Leases [Line Items]
Borrowing rate			2.03%
Hong Kong [Member]
Leases [Line Items]
Borrowing rate			2.83%
Canada [Member]
Leases [Line Items]
Borrowing rate			5.25%
United States [Member]
Leases [Line Items]
Borrowing rate			8.50%

[1]	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.